Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	$ 6,087,000	$ 6,087,000
Less: accumulated amortization	(3,048,750)	(2,412,397)
Net value of intangible assets	$ 3,038,250	$ 3,674,603
Weighted Average Amortization Period (Years)	4 years 10 months 13 days	5 years 5 months 19 days
Patents [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	$ 6,087,000	$ 6,087,000
Disposal [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, gross